Prepaid Expenses and Other Assets (Details) - Schedule of Prepayment and Other Current Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepayment and Other Current Assets [Line Items]
Prepayment	$ 1,247,942	$ 418,642
Advance to suppliers	2,349,615	3,731
Deposits	1,107,788	123,012
Other receivables	1,326,729	792,034
Total prepayment and other current assets	$ 6,032,074	$ 1,337,419